Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Other Non-current Assets

Other non-current assets consist of the following:

	As at March 31,
	2018		2018	2017
	(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	161.0	Rs. 10,496.3	Rs. 11,252.6
Prepaid rentals on operating leases		58.6	3,817.2	3,261.0
Prepaid expenses		124.1	8,086.3	6,312.4
Others		31.1	2,027.6	1,985.1

Total	US$	374.8	Rs. 24,427.4	Rs. 22,811.1